UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2002
                                                --------------------------

Check here if Amendment (   ) ; Amendment Number:
                                                  ------------------------
This Amendment (Check only one.):   (    )       is a restatement.
                                    (    )       adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Commonfund Asset Management Company, Inc.
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Address:     15 Old Danbury Road
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             P. O. Box 812
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             Wilton, CT  06897-0812
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Form 13F File Number: 28 - 06755
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Todd E. Petzel
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Title: Executive Vice President & CIO, Commonfund Asset Management Company, Inc.
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Phone: 203-563-5158
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Signature, Place, and Date of Signing:

/s/Todd E. Petzel                  Wilton, CT                 11/13/02
------------------------------     -------------------        -------------
(Signature)                        (City, State)                   (Date)

Report Type     (Check only one.):

(    )   13F HOLDINGS REPORT.    (Check here if all holdings of this
         reporting manager are reported in this report.)

(    )   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(  X )   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              46
                                                -------------------------
Form 13F Information Table Entry Total:         1
                                                -------------------------

Form 13F Information Table Value Total:         $10,786,160
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                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.     FORM 13F FILE NUMBER            NAME OF SUB-ADVISER
---     --------------------            -------------------

 1      28-5970                         Advanced Investment Technology, Inc.
 2      28-2321                         Alliance Capital Management
 3      28-2616                         Angelo, Gordon & Co., L.P.
 4      28-5422                         Artisan Partners
 5      28-05416                        Bee & Associates
 6      28-00620                        Boston Company Asset Management
 7      28-96                           Capital Guardian Trust Company
 8      28-05519                        CapitalWorks Investment Partners
 9      28-06462                        Chartwell Investment Partners
10      28-4751                         Constitution Research & Management
11      28-03121                        Dorset Management Corp.
12      28-3404                         Duncan-Hurst Capital Management
13      28-09996                        Evnine-Vaughan Assoc.
14      28-4981                         Goldman Sachs Asset Management
15      28-03377                        Grantham, Mayo, Van Otterloo & Co. LLC
16      28-2013                         Harris Associates, L.P.
17      28-10081                        Helix Investment Partners
18      28-05139                        High Rock Capital LLC
19      28-16                           ICAP
20      none                            Income Research & Management
21      28-06008                        Iridian Asset Management, LLC
22      28-74                           Jennison Associates
23      28-01944                        John A. Levin & Co.
24      28-1316                         KR Capital
25      28-00977                        Lincoln Capital Management Company
26      28-00158                        Marsico Asset Management , LLC
27      28-04632                        Martingale Asset Management
28      28-04599                        Morgens Waterfall Vintiadis & Co., Inc.
29      28-5523                         NewBridge Partners, LLC
30      28-03425                        NewSouth Capital Management, Inc.
31      28-06539                        NorthPointe Capital
32      28-05050                        Oaktree Capital Management LLC

33      28-3530                         Omega Advisors
34      28-03791                        Pzena Investment Management
35      28-04492                        Reams Asset Mgmt. Co, LLC
36      28-04731                        Schroder Capital Management
37      28-04605                        Shaker Investments
38      28-04097                        Shapiro Capital Management
39      28-1399                         Southeastern Asset Management
40      28-00399                        SSGA Funds Management, Inc.
41      28-1693                         Steinberg Priest Capital Management
42      28-1202                         Strong Capital Management, Inc.
43      28-2924                         Turner Investment Partners, Inc.
44      28-7802                         Veredus Asset Management, LLC
45      28-02927                        Water Street Capital Inc.
46      28-1700                         Western Asset Management Company


                   COMMONFUND ASSET MANAGEMENT COMPANY, INC.
                           FORM 13F INFORMATION TABLE
                    FOR THE PERIOD ENDING SEPTEMBER 30, 2002


Column 1          Column 2       Column 3   Column 4     Column 5        Column 6   Column 7          Column 8

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NAME OF           TITLE OF        CUSIP      MARKET SHRS OR SH/  PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
ISSUER              CLASS                    VALUE          PRN  CALL   DISCRETION  MANAGERS  SOLE     SHARED    NONE
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ELEC DATA SYS     SR NT CV ZERO  285661AB0 3,284,789  4,555 PRN   P        SOLE       NONE      0        0        0
MERRILL LYNCH     LYON ZERO      590188A65 7,501,371 14,500 prn   P        SOLE       NONE      0        0        0
